Net loss per share (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Net loss per share
Net loss attributable to common shareholders	$ 5,784,421	$ 1,582,834	$ 9,224	$ 13,373,003
Weighted-average common shares outstanding - basic and diluted	15,799,284	172,291		10,783,895
Net loss per share attributable to common shareholders - basic and diluted	$ 0.37	$ 9.19		$ 1.24